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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number  811-8942
                                  ----------------------------------------

                      First Carolina Investors, Inc.
    ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       9347 A Founders Street; Fort Mill, South Carolina      29708
    ----------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)


    ----------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  803-802-0890
                                                   -----------------------

Date of fiscal year end: December 31
                        -----------------

Date of reporting period: June 30, 2003
                         ----------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

         First Carolina Investors, Inc. Report to Shareholders at June 30, 2003

ITEM 2.  CODE OF ETHICS.

         First Carolina Investors, Inc. adopted its Code of Ethics in October, 2002. A copy of the Code of Ethics may be obtained free of charge by contacting First Carolina Investors, Inc. in writing and requesting the same. The address is P. O. Box 1897, Fort Mill, SC 29716.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable for Semi-Annual Report. Will apply to Annual Report only.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees
         (b) Audit Related Fees
         (c) Tax Fees
         (d) All Other Fees

         Not applicable for Semi-Annual Report. Will apply to Annual Report only.

ITEM 5.-6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable for Semi-Annual Report. Will apply to Annual Report only.

ITEM 8.  [RESERVED]


ITEM 9.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-29(c)) are adequate and satisfactory based on their evaluations of these controls and procedures as of June 30, 2003. No significant changes in the internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses, has been deemed necessary.

ITEM 10.  EXHIBITS.

         EX-99.Code Eth.

         EX-99.CERT

                         FIRST CAROLINA INVESTORS, INC.

                             REPORT TO SHAREHOLDERS

                                 JUNE 30, 2003

                 FIRST CAROLINA INVESTORS, INC. & SUBSIDIARIES

               CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
                             JUNE 30, 2003 AND 2002
                                  (UNAUDITED)

                                                                  2003            2002
                                                              ------------    ------------
                                          ASSETS

Investments in securities, at value (cost of $64,831,824 in
  2003 and $61,691,547 in 2002).............................  $ 84,018,472    $ 85,805,278
Short term money market investments.........................    19,158,882      21,071,559
Mortgage loans, secured by real estate......................            --          25,072
Accrued dividend and interest receivable....................       569,427         992,605
Other assets................................................     2,333,455       2,856,953
                                                              ------------    ------------
          Total assets......................................  $106,080,236    $110,751,467
                                                              ------------    ------------

                                       LIABILITIES

Accounts payable and accrued liabilities....................  $  2,703,614    $  2,996,564
Federal and state income taxes payable......................     4,723,742       6,271,980
Deferred income taxes payable...............................     3,864,221       6,916,400
                                                              ------------    ------------
          Total liabilities.................................    11,291,577      16,184,944
                                                              ------------    ------------
Net Assets..................................................  $ 94,788,659    $ 94,566,523
                                                              ============    ============
Net assets per share (3,500,000 no par value common shares
  authorized, 904,279 and 923,206 shares issued, 892,279 and
  923,206 shares outstanding in 2003 and 2002,
  respectively).............................................  $     106.23    $     102.43
                                                              ============    ============

          See accompanying notes to consolidated financial statements.

  The consolidated financial statements should be read in conjunction with the
                              2002 Annual Report.

                 FIRST CAROLINA INVESTORS, INC. & SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS
                FOR THE SIX MONTHS ENDED JUNE 30, 2003 AND 2002
                                  (UNAUDITED)

                                                                 2003            2002
                                                              -----------    ------------
                                 INCOME
Dividends...................................................  $   465,831    $    556,080
Interest....................................................    4,289,325       2,768,496
Other.......................................................       86,523           2,748
                                                              -----------    ------------
          Total income......................................    4,841,679       3,327,324
                                                              -----------    ------------

                                EXPENSES
General and administrative..................................       43,066          48,955
Director fees and expenses..................................       42,651          35,530
Professional fees...........................................      209,097          54,585
State and local taxes.......................................       49,500          45,000
Other.......................................................       15,714          20,241
                                                              -----------    ------------
          Total expenses....................................      360,028         204,311
                                                              -----------    ------------
Earnings before income taxes and realized and unrealized
  appreciation on investments...............................    4,481,651       3,123,013
Provision for income taxes..................................   (1,663,000)     (1,109,000)
                                                              -----------    ------------
Investment income, net......................................    2,818,651       2,014,013
Gain on sale of real estate, net of current income tax
  expense...................................................           --          85,744
Gain realized on investments in other companies (net of
  income tax provision of $1,887,000 in 2003 and $6,618,000
  in 2002)..................................................    2,945,322      10,068,401
Change in unrealized appreciation (depreciation) of
  investments for the period, net of deferred taxes.........    1,975,166     (10,010,779)
                                                              -----------    ------------
          Net increase in net assets resulting from
            operations......................................  $ 7,739,139    $  2,157,379
                                                              ===========    ============

          See accompanying notes to consolidated financial statements.

  The consolidated financial statements should be read in conjunction with the
                              2002 Annual Report.

                 FIRST CAROLINA INVESTORS, INC. & SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE SIX MONTHS ENDED JUNE 30, 2003 AND 2002
                                  (UNAUDITED)

                                                                 2003           2002
                                                              -----------   ------------
Increase in net assets from operations
  Investment income, net....................................  $ 2,818,651   $  2,014,013
  Realized gain on real estate, net.........................           --         85,744
  Realized gain on investments, net.........................    2,945,322     10,068,401
  Change in unrealized appreciation (depreciation), net.....    1,975,166    (10,010,779)
                                                              -----------   ------------
     Net increase in net assets resulting from operations...    7,739,139      2,157,379
Distributions to shareholders of $1.00 per share
  in 2003 and 2002 from investment income, net..............     (908,293)      (925,051)
Capital share transactions..................................   (1,648,772)      (246,867)
                                                              -----------   ------------
     Total increase.........................................    5,182,074        985,461
Net assets
  Beginning of period.......................................   89,606,585     93,581,062
                                                              -----------   ------------
  End of period.............................................  $94,788,659   $ 94,566,523
                                                              ===========   ============

          See accompanying notes to consolidated financial statements.

  The consolidated financial statements should be read in conjunction with the
                              2002 Annual Report.

                 FIRST CAROLINA INVESTORS, INC. & SUBSIDIARIES

                           INVESTMENTS IN SECURITIES
                             JUNE 30, 2003 AND 2002
                                  (UNAUDITED)

                                                                    2003                        2002
                                                          -------------------------   -------------------------
                                                           PRINCIPAL                   PRINCIPAL
                                                           AMOUNT OR                   AMOUNT OR
                                                          NO. SHARES    FAIR VALUE    NO. SHARES    FAIR VALUE
                                                          -----------   -----------   -----------   -----------
Common and Preferred Stocks -- 53.7% in 2003 and 70.4%
  in 2002
Financial Services -- 67.2% in 2003 and
  62.7% in 2002
  Coast Bank of Florida Preferred.......................      100,000   $ 1,100,000       100,000   $ 1,100,000
  Evans Bancorp, Inc....................................       51,280     1,123,032        33,600       627,648
  M & T Bank Corporation................................      250,000    21,055,000       300,000    25,728,000
  Mercantile Bankshares Corporation.....................      114,750     4,515,412            --            --
  Merchants Group, Inc..................................      122,100     2,496,945       135,000     3,287,250
  Three Rivers Bancorp, Inc.............................           --            --       400,716     7,136,752
Manufacturing -- 11.1% in 2003 and 15.7% in 2002
  Allied Healthcare Products, Inc.......................      850,000     3,034,500       850,000     3,688,235
  Amcast Industrial Corporation.........................    1,087,900     1,044,384     1,087,900     4,982,582
  Sun-Rype Products Ltd.................................      177,200       924,807       177,200       796,514
Services -- 8.4% in 2003 and 8.4% in 2002
  Barrister Global Services Network, Inc................      159,810        63,924       159,810        78,307
  Call-Net Enterprises, Inc.............................      111,889       290,911       111,889        38,882
  Ecology & Environment, Inc............................      399,300     3,433,980       399,300     4,232,580
  High Falls Brewery Company, LLC.......................      185,000            --       185,000       740,000
Diversified -- 13.3% in 2003 and 13.2% in 2002
  Alderwoods Group, Inc.................................      598,088     3,199,771       598,088     4,533,507
  CPAC, Inc.............................................           --            --       106,771       691,876
  Denison Energy, Inc. .................................           --            --       212,025       476,632
  First Union Real Estate Equity & Mortgage Investments
    Preferred Conv Ser A................................      134,600     2,806,410       134,000     2,311,500
                                                                        -----------                 -----------
Total Common and Preferred Stocks -- (cost of
  $34,353,748 in 2003 and $34,103,329 in 2002)..........                $45,089,076                 $60,450,265
                                                                        -----------                 -----------
Debentures -- 46.3% in 2003 and 29.6% in 2002
  Alderwoods Group, Inc. 11% Senior Secured Notes due
    2007................................................  $ 4,963,258     5,025,299   $ 1,382,400     1,389,312
  Alderwoods Group, Inc. 12.25% Senior Unsecured Notes
    due 2009............................................    1,824,700     1,906,812     1,824,700     1,879,441
  Call-Net Enterprises, Inc. 10.625% Senior Secured
    Notes due 2009......................................   12,328,177    10,232,387     7,325,177     2,125,171
  Excel Legacy Corporation 10% Senior Notes due 2004....           --            --       668,000       200,400
  Finova Group, Inc. 7.5% Senior Notes due 2009.........   20,000,000     8,700,000    20,000,000     6,600,000
  First Union Real Estate Equity & Mortgage Investments
    8.875% Senior Notes due 2003........................        2,000         1,980        32,000        30,073
  High Falls Brewery Company, Inc. LLC 12% Notes due
    2008................................................    1,110,000       555,000     1,110,000     1,110,000
  Malan Realty Investments, Inc. 9.5% Conv Sub Notes due
    2004................................................    3,597,000     3,601,496     3,597,000     3,435,135
  Moran Energy, Inc 8.75% Sub Notes due 2008............       22,000        21,422        45,000        44,775
  Rose Hills Company 9.5% Senior Sub Notes due 2004.....    8,885,000     8,885,000     8,885,000     8,540,706
                                                                        -----------                 -----------
Total Debentures (cost of $30,478,076 in 2003 and
  $27,588,218 in 2002)..................................                $38,929,396                 $25,355,013
                                                                        -----------                 -----------
Total -- 100% (cost of $64,831,824 in 2003 and
  $61,691,547 in 2002)..................................                $84,018,472                 $85,805,278
                                                                        ===========                 ===========

          See accompanying notes to consolidated financial statements.

  The consolidated financial statements should be read in conjunction with the
                              2002 Annual Report.

                 FIRST CAROLINA INVESTORS, INC. & SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             JUNE 30, 2003 AND 2002
                                  (UNAUDITED)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, FINANCIAL STATEMENT PRESENTATION AND ORGANIZATION.

  (a) Organization

     First Carolina Investors, Inc. was organized December 2, 1971 and subsequently incorporated in the state of Delaware July 1, 1987. On January 3, 1995, First Carolina Investors, Inc. registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940.

  (b) Principles of consolidation and financial statement presentation

     The accompanying consolidated financial statements include First Carolina Investors, Inc. and its subsidiaries (the Company), all of which are wholly-owned. In consolidation, all significant intercompany accounts and transactions have been eliminated.

  (c) Investments in Securities

     The Company records security transactions based on the trade date. Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities of privately-held issuers or for which market quotations are not readily available are valued at fair value as determined in good faith by the Company's Pricing Committee of the Board of Directors. In determining fair value, the Pricing Committee of the Board of Directors may consider, if available, financial statements such as balance sheets and statements of operations; business and strategic plans; evaluations of major assets; quality of management; legal, contractual or market restrictions or limitations on sale of the securities; and other factors which the directors deem relevant. Realized gains and losses are determined based on the average cost of the securities sold.

     Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date. Discounts and premiums on debentures are amortized to cost over the life of the debentures at the effective rate of interest.

  (d) Income taxes

     The Company is subject to Federal and state corporate income taxes. The Company files a consolidated Federal income tax return. The Company accounts for deferred income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

     Deferred income taxes payable have been increased to reflect the estimated Federal and state income tax liabilities on unrealized gains in real estate and investments in securities in the accompanying Consolidated Statement of Assets and Liabilities.

  (e) Distributions to Shareholders

     Dividends payable to shareholders are recorded on the declaration date.

  (f) Management's use of estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results may differ from these estimates.

                 FIRST CAROLINA INVESTORS, INC. & SUBSIDIARIES

  (g) Reclassification

     Certain amounts on the 2002 consolidated statement of operations have been reclassified to conform to the 2003 presentation.

2. INVESTMENT TRANSACTIONS

     Cost of purchases and proceeds from sales of investment securities were $4,906,351 and $9,180,698 during 2003 and $17,825,038 and $20,821,325 during
2002. The net gain on sale of investments in other companies was $2,945,322 and $10,068,401 for 2003 and 2002, respectively. Net gains are computed using the average cost method.

3. OTHER ASSETS

     The components of other assets at June 30, 2003 and 2002 are as follows:

                                                                 2003          2002
                                                              ----------    ----------
Amounts due from sale of security...........................  $       --    $   93,705
Deferred compensation, funded...............................   2,319,686     2,751,305
Miscellaneous...............................................      13,769        11,943
                                                              ----------    ----------
                                                              $2,333,455    $2,856,953
                                                              ==========    ==========

     The deferred compensation includes amounts owed to affiliated persons pursuant to a deferred compensation plan. The deferred compensation has accrued over nineteen years. Contributions are no longer being made to the plan.

4. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

     The components of accounts payable and accrued liabilities at June 30, 2003 and 2002 are as follows:

                                                                 2003          2002
                                                              ----------    ----------
Overdrafts..................................................  $    6,945    $       --
Trade accounts payable......................................       4,765        16,932
Accounts payable for securities.............................     356,486            --
Deferred compensation (note 3)..............................   2,319,686     2,751,305
Miscellaneous accruals and payable..........................      15,732       228,327
                                                              ----------    ----------
                                                              $2,703,614    $2,996,564
                                                              ==========    ==========

5. NET ASSETS PER SHARE

     Net assets per share are based on the number of shares of common stock and common stock equivalents outstanding, which, after deducting treasury stock, are 892,279 and 923,206 at June 30, 2003 and 2002, respectively.

6. SHARE REPURCHASE PROGRAM

     At June 30, 2003 and 2002, the Company repurchased 18,702 and 2,895 shares at an average cost of $88.16 and $85.27 per share. At June 30, 2003 the Company repurchased 633,602 shares as treasury shares at a cost of $21,941,358. At June 30, 2003, 621,602 treasury shares were cancelled and retired. At the May 21, 2003 Board of Directors meeting, the directors authorized the continuation of the share repurchase program.

7. DISTRIBUTION TO SHAREHOLDERS

     Two dividends totaling $1.00 per share were declared during the six months ended June 30, 2003 and 2002. The dividends are taxable to stockholders as ordinary income.

                 FIRST CAROLINA INVESTORS, INC. & SUBSIDIARIES

     The Company's directors have adopted a dividend policy to reflect the Company's intention to distribute to shareholders as dividends all undistributed personal holding company income of the Company as defined in the Internal Revenue Code. In the Company's case, the sources of such income are primarily dividends and interest received and, in addition, to include in the fourth quarter dividend an adjusting dividend if necessary to effect a distribution of all undistributed personal holding company income for the fiscal year.

8. DIRECTOR FEES

     Each Director receives fees of $2,500 per directors' meeting attended and $1,000 per audit committee meeting attended. For the six months ended June 30, 2003 and 2002 directors' fees totaled $36,000 and $33,000, respectively.

9. RELATED PARTY TRANSACTIONS

     The Company paid brokerage fees of $8,997 and $33,525 for the six months ended June 30, 2003 and 2002, respectively. Trubee, Collins & Co., Inc. received $1,904 and $150 during the six months ended June 30, 2003 and 2002, respectively. The Company has executed securities transactions through the brokerage firm of Trubee, Collins and Co., Inc., of which Brent D. Baird, Chairman of the Board and an affiliated person of the Company, is a registered person.

10. COMMITMENTS AND CONTINGENCIES

     As of June 30, 2003 the following legal action was outstanding. The matter involves a dispute the Company has with First Union Real Estate Equity and Mortgage Investments ("First Union"). The Company currently owns Series A Cumulative Convertible Redeemable Preferred Shares of Beneficial Interest issued by First Union (the "Preferred Stock"). The Company commenced a class action lawsuit on behalf of itself and others similarly situated against First Union, First Union's trustees and Gotham Partners, L.P. to prevent a so-called merger transaction proposed by First Union from being consummated with, among others, Gotham Golf Corp. and Gotham Golf Partnership. The Company has alleged in its lawsuit that First Union and the other defendants have breached contractual rights and fiduciary duties owed to the holders of the Preferred Stock. The case was heard in New York Supreme Court in New York County. A temporary restraining order enjoining First Union and the defendants from consummating the proposed transaction was issued by the Court on November 21, 2002. The Company at that time was required to post a $10,000 bond in connection therewith. The Court issued on December 6, 2002, after an evidentiary hearing, a preliminary injunction enjoining the proposed transaction indefinitely. The Company at that time was required to increase the size of its bond to $25,000. The preliminary injunction will be in effect until a decision is made by the Court after a trial as to what, if any, remedy should be ordered by the Court, including making the injunction permanent. The defendants appealed the Supreme Court injunction and they filed a motion to expedite the appeal. The motion to expedite was rejected by the Appellate Division and oral arguments were heard on March 11, 2003. The Appellate Division has not rendered a decision yet on the case. In the interim, First Union announced on June 27, 2003 that it had entered into an agreement dated June 25, 2003 terminating the proposed merger of First Union into Gotham Golf Corporation. Under the terms of the agreement First Union made a $2.4 million termination payment, purchased all of the 5,841,233 common shares owned by Gotham Partners, L.P. and its affiliates at a price of $1.90 per share and agreed to indemnify Gotham Partners, L.P. and other Gotham parties in connection with any lawsuits stemming from the failed merger. First Carolina Investors, Inc. moved by order to show cause to hold the defendants in contempt of the Supreme Court's December 6, 2002 preliminary injunction which injunction enjoined the consummation of transactions contemplated by the merger documents. First Carolina Investors, Inc. is also seeking its legal fees as damages stemming from the contempt of court.

                 FIRST CAROLINA INVESTORS, INC. & SUBSIDIARIES

                    COMPUTATION OF NET ASSET VALUE PER SHARE

                               BASIC AND DILUTED
                FOR THE SIX MONTHS ENDED JUNE 30, 2003 AND 2002
                                  (UNAUDITED)

                                                                 2003           2002
                                                              -----------    -----------
Basic
Net Asset...................................................  $94,788,659    $94,566,523
                                                              ===========    ===========
Shares Outstanding..........................................      892,279        923,206
                                                              ===========    ===========
Net Asset Value per Share...................................  $    106.23    $    102.43
                                                              ===========    ===========

  Annual Meeting Summary

     On May 21, 2003 the annual shareholders meeting was held in Rock Hill, South Carolina. At the meeting, six directors, constituting the entire Board of Directors, were elected to serve a one year term. The votes were as follows:

DIRECTORS NAME                                                  FOR     WITHHELD
--------------                                                -------   --------
Brent D. Baird..............................................  692,441       391
Bruce C. Baird..............................................  692,441       391
Theodore E. Dann, Jr........................................  692,375       457
Patrick W. E. Hodgson.......................................  692,441       391
James E. Traynor............................................  692,439       393
H. Thomas Webb III..........................................  692,441       391

     To ratify the appointment of KPMG LLP, the votes were as follows:

  FOR     AGAINST   ABSTAIN
-------   -------   -------
692,041    591         200

                 FIRST CAROLINA INVESTORS, INC. & SUBSIDIARIES

                              FINANCIAL HIGHLIGHTS

 FOR THE FIVE SIX-MONTH PERIODS ENDED JUNE 30, 2003, 2002, 2001, 2000, AND 1999
                                  (UNAUDITED)

                                                2003         2002         2001         2000         1999
                                             ----------   ----------   ----------   ----------   ----------
FINANCIAL HIGHLIGHTS*
Investment income                            $     5.35   $     3.61   $     2.17   $     1.30   $     1.67
  Expenses (including income taxes)               (2.24)       (1.39)       (0.83)       (0.52)       (0.75)
                                             ----------   ----------   ----------   ----------   ----------
  Investment income - net                          3.11         2.22         1.34         0.78         0.92
  Net realized and unrealized gain on real
    estate and investments                         5.44         0.06         4.68         1.82         5.29
                                             ----------   ----------   ----------   ----------   ----------
  Total from investment operations                 8.55         2.28         6.02         2.60         6.21
  Distributions from investment income -
    net                                           (1.00)       (1.00)       (1.00)       (0.50)       (0.50)
Capital share transactions                         0.32         0.10         0.06         0.30         0.22
                                             ----------   ----------   ----------   ----------   ----------
Net increase in net asset value                    7.87         1.38         5.08         2.40         5.93
Net asset value:
  Beginning of period                             98.36       101.05        95.48        74.92        79.59
                                             ----------   ----------   ----------   ----------   ----------
  End of period                                  106.23       102.43       100.56        77.32        85.52
                                             ==========   ==========   ==========   ==========   ==========
Market value end of period                        90.65        88.50        80.00        61.00        73.00
Total Net Assets                             94,788,659   94,566,523   95,688,028   73,911,997   85,482,998
RATIOS
Ratio of expenses to average net assets            0.39%        0.21%        0.23%        0.24%        0.33%
Ratio of investment income - net to
  average net assets                               3.03%        2.10%        1.26%        0.90%        0.98%
Portfolio turnover                                 6.08%       20.35%       22.38%        3.22%        9.11%
Total return based on market price                 9.14%        9.04%        9.48%       (3.18)%       5.04%
AVERAGE SHARES OUTSTANDING                      904,480      924,288      952,203      964,555    1,009,305

* Per share data is based upon the average number of shares outstanding for the period. The computation assumes that all outstanding stock options were exercised and the proceeds used to purchase common stock.

DIRECTORS
Brent D. Baird*,++
Private Investor

Bruce C. Baird
President
Belmont Contracting Co., Inc.

Patrick W.E. Hodgson*,+
President of Cinnamon Investments Ltd. and
Chairman of Todd Shipyards Corporation

Theodore E. Dann, Jr.+
Executive Vice President
Advance Foam Plastics, Inc.

James E. Traynor+
President
Clear Springs Development Co., LLC

H. Thomas Webb III*,++
Senior Vice-President
Crescent Resources, Inc.

OFFICERS
Brent D. Baird
Chairman
President

Bruce C. Baird
Vice President, Secretary

Cynthia Raby
Assistant Secretary

REGISTRAR, TRANSFER AND DISBURSING AGENT
Continental Stock Transfer and Trust Company
17 Battery Place
New York, NY 10004

INDEPENDENT AUDITORS
KPMG LLP
401 South Tryon Street
Charlotte, NC 28202

* Member of Executive Committee

+ Member of the Audit Committee

++ Member of Pricing Committee

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Carolina Investors, Inc.

By*  Brent D. Baird; Chairman of the Board; First Carolina Investors, Inc.
   -----------------------------------------------------------------------

Date  August 25, 2003
    --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By*  Brent D. Baird; Chairman of the Board; First Carolina Investors, Inc.
   -----------------------------------------------------------------------

Date  August 25, 2003
    --------------------

The Company has no designated Chief Financial Officer at this time.




* Print the name and title of each signing officer under his or her signature.